Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Expenses

The Company’s lease expenses were as follows:

	Year ended December 31,
	2025	2024	2023
Lease expense	$258,333	$198,625	$45,891

Other information related to building leases as follows:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term — operating leases (years)	1.2	2.2	0.166
Weighted-average discount rate — operating leases (%)	11.54	11.54	6.00

Other information related to vehicle lease as follows:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term — operating leases (years)	2.5	—	—
Weighted-average discount rate — operating leases (%)	8	—	—

Schedule of Undiscounted Maturities of Operating Lease Payments

Undiscounted maturities of operating lease payments are summarized as follows:

December 31, 2025
2026	$246,184
2027	$59,633
2028	$3,651
Total undiscounted cash flows	$309,468
Less: imputed interest	$2,784
Operating lease liabilities	$306,684